Production costs by nature	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Production costs by nature	Production costs by nature

	2020	2019
	$	$

Raw materials and consumables	305,894	294,844
Salaries and employee benefits	112,124	82,824
Contractors	37,183	50,084
Equipment rental	10,266	9,048
Other	34,503	28,828
Silver credits	(3,401)	(3,028)
Change in inventories	(5,707)	(23,865)
Capitalized to mining interests	(82,997)	(64,557)
	407,865	374,178

Salaries and employee benefits expense included in general and administrative costs were $28 million for the year ended December 31, 2020 (2019 - $33 million).